Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Revenues [Abstract]
Beef	$ 6,228	$ 5,764	$ 4,821
Crops	11,462	6,509	5,426
Sugarcane	3,177	2,652	2,049
Cattle	1,326	625	720
Supplies	1,046	766	420
Dairy		517	237
Consignment	596	576	269
Advertising and brokerage fees	736	929	387
Agricultural rental and other services	922	238	750
Income from agricultural sales and services	25,493	18,576	15,079
Trading properties and developments	5,529	8,079	4,336
Communication services	48,657	42,704	36,514
Sale of communication equipment	16,180	14,803	12,551
Rental and services	19,531	22,689	21,627
Hotel operations, tourism services and others	5,866	3,890	3,159
Total revenues	$ 121,256	$ 110,741	$ 93,266